Biological assets	12 Months Ended
Dec. 31, 2021
Disclosure of Agriculture [Abstract]
Biological assets
Note 13
Biological assets

The Company recorded under Current biological assets the agricultural activities (grapes) derived from production of plantations that will be destined to be an input to the following process of the wine production.

The costs associated to the agricultural activities (grapes) are accumulated to the harvest date.

The valuation of current biological assets is described in
Note 2 - Summary of significant accounting policies, 2.10
.

The movement of
current biological assets
is detailed a
s
 follows:

ThCh$

As of January 1 2020
Historic cost	9,459,071
Book Value	9,459,071

As of December 31, 2020
Conversion effect	(288,630)
Acquisitions	22,575,150
Decreases due to harvesting	(21,217,064)
Other increases (decreases) (1)	66,502
Changes	1,135,958
Book Value	10,595,029

As of December 31, 2020
Historic cost	10,595,029
Book Value	10,595,029

As of December 31, 2021
Conversion effect	(25,384)
Acquisitions	26,749,931
Decreases due to harvesting	(24,959,872)
Other increases (decreases) (1)	187,001
Changes	1,951,676
Book Value	12,546,705

As of December 31, 2021
Historic cost	12,546,705
Book Value	12,546,705
(1) Mainly corresponds to the financial effect of the application IAS 29 “Financial reporting in hyperinflationary economies”.